Goodwill and Other Intangible Assets	6 Months Ended
Jun. 26, 2021
Hman Group holdings Inc and subsidiaries
Indefinite-lived Intangible Assets [Line Items]
Goodwill and Other Intangible Assets

5.   Goodwill and Other Intangible Assets:

Goodwill amounts by reportable segment are summarized as follows:

	Goodwill at
	December 26,				Goodwill at
	2020	Acquisitions(1)	Dispositions	Other(2)	June 26, 2021
Hardware and Protective Solutions	$565,578	$9,450	$—	$13	$575,041
Robotics and Digital Solutions	220,936	—	—	—	220,936
Canada	29,686	—	—	1,306	30,992
Total	$816,200	$9,450	$—	$1,319	$826,969
(1)	See Note 4 - Acquisitions for additional information regarding the OZCO acquisition.
(2)	The “Other” change to goodwill relates to adjustments resulting from fluctuations in foreign currency exchange rates for the Canada and Mexico reporting units.

Other intangibles, net, as of June 26, 2021 and December 26, 2020 consist of the following:

	Estimated
	Useful Life
	(Years)	June 26, 2021	December 26, 2020
Customer relationships	13 – 20	$966,515	$941,648
Trademarks – Indefinite	Indefinite	85,890	85,603
Trademarks – Other	7 – 15	29,000	26,400
Technology and patents	7 – 12	67,774	63,749
Intangible assets, gross		1,149,179	1,117,400
Less: Accumulated amortization		322,230	291,434
Other intangibles, net		$826,949	$825,966

The amortization expense for amortizable assets, including the adjustments resulting from fluctuations in foreign currency exchange rates for the thirteen and twenty-six weeks ended June 26, 2021 was $15,414 and $30,323, respectively. Amortization expense for the thirteen and twenty-six weeks ended June 27, 2020 was $14,865 and $29,713, respectively.

The Company tests goodwill and indefinite-lived intangible assets for impairment annually in the fourth quarter. Impairment is also tested when events or changes in circumstances indicate that the carrying values of the assets may be greater than their fair values. During the thirteen and twenty-six weeks ended June 26, 2021 and the thirteen and twenty-six weeks ended June 27, 2020, the Company did not identify any triggering events that would result in an impairment analysis outside of the annual assessment.